Fees Summary	Jun. 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,041,000.00
Previously Paid Amount	0.00
Total Fee Amount	618.68
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 618.68
Narrative - Max Aggregate Offering Price	$ 4,041,000.00
Final Prospectus	true